Share capital - Schedule of Common Shares (Details) $ in Thousands			9 Months Ended
	May 08, 2026 shares	May 09, 2025 shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares			253,537	15,339
Amount
Balance at beginning of period			$ 244,605
Exercise of stock options			555	$ 312
Issuance of common shares under employee share purchase plan			278	467
Release of restricted share units			0	0
Purchase of common shares held for cancellation			(83,719)	$ (47,050)
Balance at end of period			$ 212,930
Share capital repurchase amount (in shares) | shares	1,269,702	1,481,659
Share capital public float percent	5.00%	5.00%
Share capital
Number of shares
Balance at beginning of period (in shares) | shares			28,747,289	30,255,955
Exercise of stock options (in shares) | shares			253,537	15,339
Issuance of common shares under employee share purchase plan (in shares) | shares			21,966	15,888
Release of restricted share units (in shares) | shares			71,391	47,261
Purchase of common shares held for cancellation (in shares) | shares			(4,118,052)	(1,617,036)
Balance at end of period (in shares) | shares			24,976,131	28,726,135
Amount
Balance at beginning of period			$ 244,605
Exercise of stock options			722	$ 459
Issuance of common shares under employee share purchase plan			343	555
Release of restricted share units			2,393	1,869
Purchase of common shares held for cancellation			(35,133)	$ (12,669)
Balance at end of period			$ 212,930